Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
South Africa
Pension benefits
Percentage of members electing to transfer to the defined contribution section of the pension fund	99.00%
Ordinary shares included in the plan assets		2,080,048		2,080,048
Value of ordinary shares included in the plan assets		R 287		R 485
Value of property occupied included in the plan assets		R 1,570		R 1,533
Pension fund assets
Equities	52.00%		52.00%
Resources	7.00%		7.00%
Industrials	3.00%		4.00%
Consumer discretionary	9.00%		9.00%
Consumer staples	7.00%		7.00%
Healthcare	4.00%		5.00%
Information technologies	7.00%		7.00%
Telecommunications	3.00%		2.00%
Utilities	1.00%
Financials (ex real estate)	11.00%		11.00%
Fixed interest	20.00%		19.00%
Direct property	10.00%		11.00%
Listed property	3.00%		3.00%
Cash and cash equivalents	2.00%		3.00%
Third party managed assets	12.00%		11.00%
Other	1.00%		1.00%
Total	100.00%		100.00%
United States of America
Pension fund assets
Equities	28.00%		35.00%
Resources	3.00%		6.00%
Industrials	3.00%		4.00%
Consumer discretionary	4.00%		4.00%
Consumer staples	2.00%		2.00%
Healthcare	3.00%		4.00%
Information technologies	7.00%		8.00%
Telecommunications	2.00%		2.00%
Financials (ex real estate)	4.00%		5.00%
Fixed interest	45.00%		39.00%
Direct property	8.00%		9.00%
Other	19.00%		17.00%
Total	100.00%		100.00%